Income Taxes - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Income tax [line items]
Proportion of ownership interest in subsidiary	100.00%
Non Capital Losses	$ 97
Temporary differences associated with investments in subsidiaries	1,400
2038 expiration [member]
Income tax [line items]
Non Capital Losses	18
2039 expiration [member]
Income tax [line items]
Non Capital Losses	63
2040 expiration [member]
Income tax [line items]
Non Capital Losses	$ 16